Share-based compensation plans	12 Months Ended
Dec. 31, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share-based compensation plans

24. Share-based compensation plans

The Company has the following equity-settled plans:

A. Stock option plan

The Company has established a stock option plan under which options to purchase common shares may be granted to employees of Cameco. Options granted under the stock option plan have an exercise price of not less than the closing price quoted on the Toronto Stock Exchange (TSX) for the common shares of Cameco on the trading day prior to the date on which the option is granted. The options carry vesting periods of one to three years, and expire eight years from the date granted.

The aggregate number of common shares that may be issued pursuant to the Cameco stock option plan shall not exceed 43,017,198 of which 27,875,289 shares have been issued.

Stock option transactions for the respective years were as follows:

(Number of options)	2019	2018

Beginning of year	8,820,805	8,324,666
Options granted	886,740	1,473,430
Options forfeited	(270,025)	(315,340)
Options expired	(815,423)	(661,951)
Options exercised [note 16]	(5,000)	-

End of year	8,617,097	8,820,805

Exercisable	6,290,380	6,007,557

Weighted average exercise prices were as follows:

	2019	2018

Beginning of year	$19.75	$22.19
Options granted	15.27	11.32
Options forfeited	22.59	25.43
Options expired	38.43	28.90
Options exercised	16.38	-

End of year	$17.44	$19.75

Exercisable	$18.90	$22.83

Total options outstanding and exercisable at December 31, 2019 were as follows:

		Options outstanding		Options exercisable

Option price per share	Number	Weighted average remaining life	Weighted average exercisable price	Number	Weighted average exercisable price

$11.32 - 15.83	3,733,210	5.7	$13.50	1,406,493	$13.52
$15.84 - 26.81	4,883,887	1.9	$20.45	4,883,887	$20.45

	8,617,097			6,290,380

The foregoing options have expiry dates ranging from May 14, 2020 to February 28, 2027.

B. Restricted share unit (RSU)

The Company has established an RSU plan whereby it provides each plan participant an annual grant of RSUs in an amount determined by the board. Each RSU represents one phantom common share that entitles the participant to a payment of one Cameco common share purchased on the open market, or cash with an equivalent market value, at the board’s discretion. The RSUs carry vesting periods of one to three years, and the final value of the units will be based on the value of Cameco common shares at the end of the vesting periods. During the vesting period, dividend equivalents accrue to the participants in the form of additional share units as of each normal cash dividend payment date of Cameco’s common shares. As of December 31, 2019, the total number of RSUs held by the participants was 443,274, (2018 - 456,704).

C. Employee share ownership plan

Cameco also has an employee share ownership plan, whereby both employee and Company contributions are used to purchase shares on the open market for employees. The Company’s contributions are expensed during the year of contribution. Under the plan, employees have the opportunity to participate in the program to a maximum of 6% of eligible earnings each year with Cameco matching the first 3% of employee-paid shares by 50%. Cameco contributes $1,000 of shares annually to each employee that is enrolled in the plan. Shares purchased with Company contributions and with dividends paid on such shares become unrestricted 12 months from the date on which such shares were purchased. At December 31, 2019, there were 2,253 participants in the plan (2018 - 2,317). The total number of shares purchased in 2019 with Company contributions was 235,915 (2018 - 304,147). In 2019, the Company’s contributions totaled $3,127,000 (2018 - $3,845,000).

Cameco records compensation expense under its equity-settled plans with an offsetting credit to contributed surplus, to reflect the estimated fair value of units granted to employees. During the year, the Company recognized the following expenses under these plans:

	2019	2018

Stock option plan	$4,418	$4,744
Performance share unit plan(a)	7,245	7,690
Restricted share unit plan	2,679	2,542
Employee share ownership plan	3,127	3,845

Total	$17,469	$18,821

(a) In the fourth quarter, the performance share unit plan was amended to allow eligible participants to elect payout of their grants in cash or shares, provided they have met their share ownership requirements. As a result, this plan is now considered cash-settled. This amount represents the expense recorded prior to the plan modification.

Fair value measurement of equity-settled plans

The fair value of the units granted through the performance share unit plan was determined based on Monte Carlo simulation and the fair value of options granted under the stock option plan was measured based on the Black-Scholes option-pricing model. The fair value of RSUs granted was determined based on their intrinsic value on the date of grant. Expected volatility was estimated by considering historic average share price volatility.

The inputs used in the measurement of the fair values at grant date of the equity-settled share-based payment plans were as follows:

	Stock option plan	PSU	RSU

Number of options granted	886,740	477,250	212,496
Expected vesting	-	106%	-
Average strike price	$15.27	-	$15.33
Expected dividend	$0.08	-	-
Expected volatility	36%	38%	-
Risk-free interest rate	1.8%	1.8%	-
Expected life of option	4.9 years	3.0 years	-
Expected forfeitures	7%	12%	15%
Weighted average grant date fair values	$4.92	$15.33	$15.33

The Company has the following cash-settled plans:

A. Deferred share unit (DSU)

Cameco offers a DSU plan to non-employee directors. A DSU is a notional unit that reflects the market value of a single common share of Cameco. 60% of each director’s annual retainer is paid in DSUs. In addition, on an annual basis, directors can elect to receive 25%, 50%, 75% or 100% of the remaining 40% of their annual retainer and any additional fees in the form of DSUs. If a director meets their ownership requirements, the director may elect to take 25%, 50%, 75% or 100% of their annual retainer and any fees in cash, with the balance, if any, to be paid in DSUs. Each DSU fully vests upon award. Dividend equivalents accrue to the participants in the form of additional share units as of each normal cash dividend payment date of Cameco’s common shares. The DSUs will be redeemed for cash upon a director leaving the board. The redemption amount will be based upon the weighted average of the closing prices of the common shares of Cameco on the TSX for the last 20 trading days prior to the redemption date multiplied by the number of DSUs held by the director. As of December 31, 2019, the total number of DSUs held by participating directors was 474,266 (2018 - 528,483).

B. Executive performance share unit (PSU)

The Company has established a PSU plan whereby it provides each plan participant an annual grant of PSUs in an amount determined by the board. Each PSU represents one phantom common share that entitles the participant to a payment of one Cameco common share purchased on the open market, or cash with an equivalent market value, at the participant’s discretion, at the end of each three-year period if certain performance and vesting criteria have been met. The final value of the PSUs will be based on the value of Cameco common shares at the end of the three-year period and the number of PSUs that ultimately vest. During the vesting period, dividend equivalents accrue to the participants in the form of additional share units as of each normal cash dividend payment date of Cameco’s common shares. Vesting of PSUs at the end of the three-year period will be based on total shareholder return over the three years, Cameco’s ability to meet its annual operating targets and whether the participating executive remains employed by Cameco at the end of the three-year vesting period. If the participant elects a cash payout, the redemption amount will be based on the volume-weighted average trading price of Cameco’s common shares on March 1 or, if March 1 is not a trading day, on the first trading day following March 1. As of December 31, 2019, the total number of PSUs held by the participants, after adjusting for forfeitures on retirement, was 1,465,618 (2018 - 1,343,971).

C. Phantom stock option

Cameco makes annual grants of bonuses to eligible non-North American employees in the form of phantom stock options. Employees receive the equivalent value of shares in cash when exercised. Options granted under the phantom stock option plan have an award value equal to the closing price quoted on the TSX for the common shares of Cameco on the trading day prior to the date on which the option is granted. The options vest over three years and expire eight years from the date granted. As of December 31, 2019, the number of options held by participating employees was 406,270 (2018 - 353,580) with exercise prices ranging from $11.32 to $26.81 per share (2018 - $11.32 to $39.53) and a weighted average exercise price of $16.48 (2018 - $17.74).

Cameco has recognized the following expenses (recoveries) under its cash-settled plans:

	2019	2018

Deferred share unit plan	$(1,001)	$2,922
Performance share unit plan(a)	-	-
Phantom stock option plan	(436)	675

Total	$(1,437)	$3,597

(a) The modification to the PSU plan resulted in a reclassification, at the date of modification, of $8,369,000 from equity to liabilities. The liability recognized on the date of the modification was less than the amount previously recognized as an increase in equity. Since the plan modification did not change the performance and vesting criteria, no incremental fair value was granted.

At December 31, 2019, a liability of $14,577,000 (2018 - $9,352,000) was included in the consolidated statements of financial position to recognize accrued but unpaid expenses for cash-settled plans.

Fair value measurement of cash-settled plans

The fair value of the units granted through the PSU plan was determined based on Monte Carlo simulation and the fair value of the phantom stock option plan was measured based on the Black-Scholes option-pricing model. Expected volatility is estimated by considering historic average share price volatility.

The inputs used in the measurement of the fair values of the cash-settled share-based payment plans at the grant and reporting dates were as follows:

	PSUs		Phantom stock options

	Grant date	Reporting date	Grant date	Reporting date
	Mar 1, 2019	Dec 31, 2019	Mar 1, 2019	Dec 31, 2019

Number of units	477,250	1,465,618	68,890	406,720
Expected vesting	106%	80%	-	-
Average strike price	-	-	$15.27	$16.48
Expected dividend	-	-	$0.08	$0.08
Expected volatility	38%	31%	37%	35%
Risk-free interest rate	1.8%	1.7%	1.5%	1.7%
Expected life of option	3.0 years	1.4 years	4.5 years	4.0 years
Expected forfeitures	12%	10%	8%	8%
Weighted average measurement date fair values	$15.33	$10.07	$5.07	$2.14

In addition to these inputs, other features of the PSU grant were incorporated into the measurement of fair value. The market condition based on total shareholder return was incorporated by utilizing a Monte Carlo simulation. The non-market criteria relating to realized selling prices and operating targets have been incorporated into the valuation at both grant and reporting date by reviewing prior history and corporate budgets.